Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 1,866	$ 235
Accounts receivable	218	13
Total current assets	2,084	248
Non-current assets
Property and equipment, net	6	7
Total non-current assets	6	7
Total assets	2,090	255
Current liabilities
Trade and other payables	523	189
Total current liabilities	523	189
Non-current liabilities
Stockholders' loans	166	147
Total non-current liabilities	166	147
Total liabilities	689	336
Contingent Liabilities and Commitments
Stockholders' equity (deficit)
Common Stock, par value $0.001 per share, 250,000,000 shares authorized: 53,586,023 and 30,185,183 issued and outstanding as of December 31, 2020 and 2019, respectively	54	29	[1]
Capital reserve	24	24
Additional paid-in capital	2,803	594	[1]
Accumulated deficit	(1,480)	(728)
Total Stockholders' equity (deficit)	1,401	(81)
Total liabilities and stockholders' equity (deficit)	$ 2,090	$ 255

[1]	Share capital was retroactively adjusted using the exchange ratio established pursuant to the Stock Exchange Agreement to reflect the capital of the legal entity (the Parent Company), see also Note 10A.